Carl Domino Equity Income Fund
Schedule of Investments - April 30, 2000 (Unaudited)


Common Stocks - 98.9%                                                 Shares                          Value

AEROSPACE & DEFENSE - 0.1%
Aerospace/Defense Products - 0.1%
PartsBase.com, Inc. (a)                                                    1,600                          $ 8,100
                                                                                                ------------------
BASIC  INDUSTRIES - 9.7%
Chemicals - 3.7%
Du Pont (E.I.) de NeMours & Co.                                            1,759                           84,322
International Flavors & Fragrances, Inc.                                   4,100                          141,450
                                                                                                ------------------
                                                                                                          225,772
                                                                                                ------------------
Manufacturers / Diversified - 2.1%
Minnesota Mining & Manufacturing Co.                                       1,500                          129,750
                                                                                                ------------------
Manufacturers / Specialized - 3.9%
Federal Signal Corp.                                                       3,380                           68,656
Pall Corp.                                                                 7,700                          173,250
                                                                                                ------------------
                                                                                                          241,906
                                                                                                ------------------

   TOTAL  BASIC  INDUSTRIES                                                                               597,428
                                                                                                ------------------

CONSTRUCTION & REAL ESTATE - 0.2%
Real Estate Development - 0.2%
New China Homes Ltd. (a)                                                   2,500                            9,375
                                                                                                ------------------
DURABLES - 4.6%
Autos & Auto Parts - 4.6%
American Quantum Cycles, Inc. (a)                                         15,000                           28,125
Ford Motor Co.                                                             2,113                          115,555
Snap-On, Inc.                                                              5,300                          140,450
                                                                                                ------------------

                                                                                                          284,130
                                                                                                ------------------
ENERGY - 12.6%
Oil & Gas - 12.6%
Baker Hughes, Inc.                                                         5,300                          168,606
Conoco Inc. - Class B                                                      7,200                          179,100
Sunoco, Inc.                                                               5,700                          172,781
Unocal Corp.                                                               4,500                          145,406
USX-Marathon Group, Inc.                                                   4,800                          111,900
                                                                                                ------------------
                                                                                                          777,793
                                                                                                ------------------
FINANCE - 12.2%
Banks - 4.5%
First Union Corp.                                                          3,300                          105,188
SouthTrust Corp.                                                           3,650                           87,144
Summit Bancorp                                                             3,400                           86,275
                                                                                                ------------------
                                                                                                          278,607
                                                                                                ------------------
Insurance - 4.5%
Allstate Corp.                                                             5,900                          139,388
Lincoln National Corp.                                                     4,000                          139,250
                                                                                                ------------------
                                                                                                          278,638
                                                                                                ------------------
Real Estate Investment Trust - 0.5%
Wyndham International Inc. - Class A (a)                                  13,500                           27,000
                                                                                                ------------------
Savings & Loans - 2.7%
Community Savings Bankshares, Inc.                                        15,511                          164,804
                                                                                                ------------------

   TOTAL  FINANCE                                                                                         749,049
                                                                                                ------------------

HEALTH - 11.0%
Diversified - 2.7%
American Home Products Corp.                                               3,000                          168,563
                                                                                                ------------------
Drugs & Pharmaceuticals - 5.2%
Glaxo Wellcome PLC (b)                                                     2,700                          168,581
Pharmacia Corp.                                                            3,032                          151,600
                                                                                                ------------------
                                                                                                          320,181
                                                                                                ------------------
Managed Care - 0.2%
National Medical Health Card Systems, Inc. (a)                             5,500                           13,750
                                                                                                ------------------

Medical Equipment & Supplies - 2.9%
Baxter International, Inc.                                                 2,700                          176,175
                                                                                                ------------------

   TOTAL  HEALTH                                                                                          678,669
                                                                                                ------------------

INDUSTRIAL  MACHINERY  &  EQUIPMENT - 3.4%
Electrical Equipment - 1.8%
Thomas & Betts Corp.                                                       3,650                          112,694
                                                                                                ------------------
Industrial Machinery & Equipment - 1.6%
Caterpillar, Inc.                                                          2,400                           94,650
                                                                                                ------------------

   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                             207,344
                                                                                                ------------------
MEDIA  &  LEISURE - 1.4%
Leisure Durables & Toys - 1.3%
Callaway Golf Co.                                                          5,000                           82,500
                                                                                                ------------------
Lodging & Gaming - 0.1%
Interstate Hotels Corp. (a)                                                  566                            1,486
                                                                                                ------------------

   TOTAL  MEDIA  &  LEISURE                                                                                83,986
                                                                                                ------------------
NON-DURABLES - 15.2%
Cosmetics - 3.2%
Avon Products, Inc.                                                        4,840                          200,860
                                                                                                ------------------
Foods - 8.0%
General Mills Inc.                                                         3,600                          130,950
Heinz (H.J.) Co.                                                           3,300                          112,200
Quaker Oats Co.                                                            2,200                          143,412
Sara Lee Corp.                                                             7,000                          105,000
                                                                                                ------------------
                                                                                                          491,562
                                                                                                ------------------
Household Products - 4.0%
Kimberly-Clark Corp.                                                       2,400                          139,350
Tupperware Corp.                                                           5,600                          105,350
                                                                                                ------------------
                                                                                                          244,700
                                                                                                ------------------

   TOTAL  NON-DURABLES                                                                                    937,122
                                                                                                ------------------
RETAIL  &  WHOLESALE - 1.9%
Department Stores - 1.9%
May Department Stores Co.                                                  4,350                          119,081
                                                                                                ------------------
SERVICES - 6.5%
Miscellaneous Services - 2.2%
Dun & Bradstreet Corp.                                                     4,500                          135,281
                                                                                                ------------------
Printing - 1.9%
Deluxe Corp.                                                               4,600                          115,862
                                                                                                ------------------
Services - 2.4%
Block (H&R), Inc.                                                          3,500                          146,344
                                                                                                ------------------

   TOTAL  SERVICES                                                                                        397,487
                                                                                                ------------------
TECHNOLOGY - 6.2%
Electronics - 4.4%
Hypercom Corp. (a)                                                         6,500                           95,063
Lanier Worldwide, Inc. (a)                                                 5,000                           10,000
Ultralife Batteries, Inc. (a)                                              5,000                           42,500
Xerox Corp.                                                                4,650                          122,934
                                                                                                ------------------
                                                                                                          270,497
                                                                                                ------------------
Photography & Imaging - 1.8%
Eastman Kodak Co.                                                          1,950                          109,931
                                                                                                ------------------

   TOTAL  TECHNOLOGY                                                                                      380,428
                                                                                                ------------------
TRANSPORTATION - 2.9%
Shipping - 2.9%
Knightsbridge Tankers Ltd.                                                 5,000                           93,125
Statia Terminals Group NV                                                 15,100                           85,881
                                                                                                ------------------
                                                                                                          179,006
                                                                                                ------------------
UTILITIES - 11.0%
Electric Utility - 2.3%
Korea Electric Power Corp. (b)                                             8,600                          140,288
                                                                                                ------------------
Natural Gas - 6.3%
Midcoast Energy Resources, Inc.                                            5,500                           87,312
El Paso Energy Corp.                                                       3,954                          169,281
Williams Companies, Inc.                                                   3,600                          134,325
                                                                                                ------------------
                                                                                                          390,918
                                                                                                ------------------
Telephone Services - 2.4%
AT&T  Corp.                                                                3,100                          144,731
                                                                                                ------------------

   TOTAL  UTILITIES                                                                                       675,937
                                                                                                ------------------

TOTAL COMMON STOCKS (Cost $6,322,764)                                                                   6,084,935
                                                                                                ------------------


Preferred Stock - 0.3%

FINANCE - 0.3%
Insurance - 0.3%
Conseco Financial Preferred Series F, 7% (Cost $100,000)                   2,000                           17,750
                                                                                                ------------------

Warrants - 0.0%

CONSTRUCTION & REAL ESTATE - 0.0%
Real Estate Development - 0.0%
New China Homes Ltd. Warrants
(Cost $312) Expire 03/09/05                                                2,500                            2,969
                                                                                                ------------------

TOTAL INVESTMENTS - 99.2%  (Cost $ 6,423,076)                                                           6,105,654
                                                                                                ------------------
Other assets less liabilities - 0.8%                                                                       47,811
                                                                                                ------------------
TOTAL NET ASSETS - 100.0%                                                                             $ 6,153,465
                                                                                                ==================

(a) Non-income producing
(b) American Depository Receipt

Carl Domino Equity Income Fund                                                           April 30, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $6,423,076)                                        $ 6,105,654
Dividends receivable                                                                              9,946
Interest receivable                                                                                 223
Receivable for fund shares sold                                                                  59,549
Receivable for securities sold                                                                  175,952
                                                                                    --------------------
     Total assets                                                                             6,351,324

Liabilities
Accrued investment advisory fee                                           $ 7,698
Payable to the custodian                                                  109,271
Payable for fund shares redeemed                                           80,890
                                                                ------------------
     Total liabilities                                                                          197,859
                                                                                    --------------------
Net Assets                                                                                  $ 6,153,465
                                                                                    ====================
Net Assets consist of:
Paid in capital                                                                             $ 6,227,679
Accumulated undistributed net investment income                                                  20,634
Accumulated undistributed net realized gain on investments                                      222,574
Net unrealized depreciation on investments                                                     (317,422)
                                                                                    --------------------
Net Assets, for 433,580 shares                                                              $ 6,153,465
                                                                                    ====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($6,153,465 / 433,580)                           $ 14.19
                                                                                    ====================

Carl Domino Equity Income Fund
Statement of Operations
for the six months ended April 30, 2000
(Unaudited)


Investment Income
Dividend income                                                                                                  $ 90,481
Interest income                                                                                                       958
                                                                                                       -------------------
Total Income                                                                                                       91,439


Expenses
Investment advisory fee                                                                     $ 50,920
Trustees' fees                                                                                 2,153
                                                                                      ---------------
Total expenses before reimbursement                                                           53,073
Reimbursed expenses                                                                           (2,153)
                                                                                      ---------------
Total operating expenses                                                                                           50,920
                                                                                                       -------------------
Net Investment Income                                                                                              40,519
                                                                                                       -------------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                   265,685
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                 (448,196)
                                                                                      ---------------
Net loss on investment securities                                                                                (182,511)
                                                                                                       -------------------
Net decrease in net assets resulting from operations                                                           $ (141,992)
                                                                                                       ===================

Carl Domino Equity Income Fund
Statement of Changes in Net Assets

                                                                                 Six months
                                                                                    ended
                                                                                  April 30,                  Year
                                                                                    2000                     ended
                                                                                 (Unaudited)            October 31,1999
                                                                              ------------------     ------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                                                $ 40,519              $ 111,504
  Net realized gain on investment securities                                            265,685                693,933
  Change in net unrealized appreciation (depreciation)                                 (448,196)               (47,202)
                                                                              ------------------     ------------------
  Net increase (decrease) in net assets resulting from operations                      (141,992)               758,235
                                                                              ------------------     ------------------
Distributions to shareholders
  From net investment income                                                           (112,488)               (87,853)
  From net realized gain                                                               (693,932)                     0
                                                                              ------------------     ------------------
  Total distributions                                                                  (806,420)               (87,853)
                                                                              ------------------     ------------------
Share Transactions
  Net proceeds from sale of shares                                                      610,203              1,016,253
  Shares issued in reinvestment of distributions                                        795,281                 83,004
  Shares redeemed                                                                    (1,982,829)            (1,428,177)
                                                                              ------------------     ------------------
  Net increase (decrease) in net assets resulting
    from share transactions                                                            (577,345)              (328,920)
                                                                              ------------------     ------------------
Total increase (decrease) in net assets                                              (1,525,757)               341,462

Net Assets
  Beginning of period                                                                 7,679,222              7,337,760
                                                                              ------------------     ------------------
  End of period [including accumulated undistributed net
  investment income of $20,634 and $92,603, respectively]                           $ 6,153,465            $ 7,679,222
                                                                              ==================     ==================

Carl Domino Equity Income Fund
Financial Highlights


                                                                Six months                                        Period
                                                                  ended            Years ended October 31,         ended
                                                              April 30, 2000     ---------------------------    October 31,
                                                               (Unaudited)        1999      1998      1997       1996 (a)
                                                              --------------     -------   -------   -------    ----------
Selected Per Share Data
Net asset value, beginning of period                              $16.12         $14.68    $16.15    $12.03       $10.00
                                                                ----------       ------    -------   -------    ---------
Income from investment operations:
  Net investment income                                             0.08           0.23      0.21      0.19         0.16
  Net realized and unrealized gain (loss)                          (0.28)          1.38     (0.60)     4.15         1.87
                                                                ----------       -------   -------   -------    ---------
Total from investment operations                                   (0.20)          1.61     (0.39)     4.34         2.03
                                                                ----------       -------   -------   -------    ---------
  Less distributions:
  From net investment income                                       (0.24)         (0.17)    (0.14)    (0.22)        0.00
  From net realized gain                                           (1.49)          0.00     (0.94)     0.00         0.00
                                                                ----------       -------   -------   -------    ---------
Total distributions                                                (1.73)         (0.17)    (1.08)    (0.22)        0.00
                                                                ----------       -------   -------   -------    ---------
Net asset value, end of period                                   $ 14.19         $16.12    $14.68    $16.15       $12.03
                                                                ==========       =======   =======   =======    =========

Total Return (b)                                                   (6.13)%        11.52%   (3.17)%    36.58%       20.30%

Ratios and Supplemental Data
Net assets, end of period (000)                                    $6,153         $7,679    $7,338    $3,750       $1,122
Ratio of expenses to average net assets                             1.50% (c)      1.50%     1.50%     1.50%        1.51% (c)
Ratio of expenses to average net assets
   before reimbursement                                             1.56% (c)      1.52%     1.53%     1.55%        1.73% (c)
Ratio of net investment income to
   average net assets                                               1.19% (c)      1.43%     1.37%     1.28%        1.57% (c)
Ratio of net investment income to
   average net assets before reimbursement                          1.13% (c)      1.41%     1.33%     1.22%        1.35% (c)
Portfolio turnover rate                                            21.18% (c)     69.92%    75.95%    52.49%       62.51% (c)


(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Carl Domino Equity Income Fund
Notes to Financial Statements
April 30, 2000
(Unaudited)

NOTE 1.  ORGANIZATION

     Carl Domino Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995 and commenced operations on December 1, 1995. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     At April 30, 2000, the Fund retained Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl Domino. Mr. Domino is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended April 30, 2000, the Adviser received a fee of $50,920 from the Fund. For the six months ended April 30, 2000, the Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.50%. For the six months ended April 30, 2000, the Adviser reimbursed expenses of $2,153. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000, the Administrator received fees of $15,000 from the Adviser for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $8,046 from the Adviser for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended April 30, 2000, Unified received fees of $6,600 from the Adviser for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the Distributor), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of Fund shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $6,227,679.

     Transactions in shares were as follows:

                                         Six months ended                         Year ended
                                     April 30, 2000 (Unaudited)                October 31, 1999



                                     Shares              Dollars             Shares           Dollars
Shares sold                           40,694             $610,203            62,316         $1,016,253
Shares issued in reinvestment
  of dividends                        58,692              795,281             5,461             83,004
Shares redeemed                     (142,166)          (1,982,829)          (91,234)        (1,428,177)
                                   ----------          ------------        ---------       ------------
                                     (42,780)           $(577,345)          (23,457)        $ (328,920)
                                   ==========          ============        =========       ============

NOTE 5.  INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $715,538 and $2,048,495, respectively. The gross unrealized appreciation for all securities totaled $714,443 and the gross unrealized depreciation for all securities totaled $1,031,865 for a net unrealized depreciation of $317,422. The aggregate cost of securities for federal income tax purposes at April 30, 2000 was $6,423,076.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, Carl Domino Associates, L.P., and entities, which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 29% of the Fund.

NOTE 8. SUBSEQUENT EVENT

     On April 29, 2000, a majority of shareholders of Carl Domino Equity Income Fund approved the selection of Northern Trust Investments, Inc. ("NTI") as the new investment adviser to the Fund, effective May 1, 2000. On that date, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment adviser, and converted Domino LP into a division of NTI known as Northern Trust Value Investors ("NT Value"). The portfolio manager of the Fund, Carl Domino, is now a portfolio manager with NT Value and will remain responsible for the day-to-day management of the Fund.

     Total votes at the shareholder meeting were as follows:

         For Approval:         297,920
         Against Approval:       2,622
         Abstain:                    0

Carl Domino Global Equity Income Fund
Schedule of Investments - April 30, 2000
(Unaudited)

Common Stocks - 85.2%                                                 Shares                          Value

BASIC  INDUSTRIES - 6.7%
Chemicals - 3.1%
DuPont (E.I.) de NeMours & Co.                                               176                          $ 8,437
Imperial Chemical Industries PLC (c)                                         500                           17,375
PPG Industries, Inc.                                                         300                           16,312
                                                                                                ------------------
                                                                                                           42,124
                                                                                                ------------------
Manufacturers / Diversified - 1.3%
Minnesota Mining & Manufacturing Co.                                         200                           17,300
                                                                                                ------------------
Metals & Mining - 2.3%
Rio Tinto PLC (c)                                                            500                           32,156
                                                                                                ------------------

   TOTAL  BASIC  INDUSTRIES                                                                                91,580
                                                                                                ------------------

DURABLES - 4.6%
Autos & Auto Parts - 4.6%
DaimlerChrysler AG (d)                                                       200                           11,513
Delphi Automotive Systems Corp.                                            1,000                           19,125
Ford Motor Co.                                                               200                           10,937
Snap-On, Inc.                                                                350                            9,275
Volvo AB - Class B (c)                                                       500                           11,969
                                                                                                ------------------
                                                                                                           62,819
                                                                                                ------------------
ENERGY - 14.6%
Energy Services - 3.4%
Schlumberger Ltd. (f)                                                        400                           30,625
Baker Hughes, Inc.                                                           500                           15,906
                                                                                                ------------------
                                                                                                           46,531
                                                                                                ------------------
Oil & Gas - 11.2%
Conoco Inc. - Class B                                                        365                            9,079
Royal Dutch Petroleum Co. (e)                                                400                           22,900
Shell Transport & Trading Co. PLC (c)                                        600                           28,950
Texaco, Inc.                                                                 200                            9,850
Total Fina Elf  S.A. (c)                                                     637                           48,094
USX-Marathon Group, Inc.                                                   1,500                           34,969
                                                                                                ------------------
                                                                                                          153,842
                                                                                                ------------------

   TOTAL  ENERGY                                                                                          200,373
                                                                                                ------------------

FINANCE - 9.8%
Banks - 4.6%
Bank of America Corp.                                                        400                           19,600
Barclays PLC (c)                                                             200                           21,400
Chase Manhattan Corp.                                                        150                           10,828
First Union Corp.                                                            350                           11,156
                                                                                                ------------------
                                                                                                           62,984
                                                                                                ------------------

Insurance - 5.2%
AXA-UAP (c)                                                                  300                           23,025
Hartford Financial Services Group, Inc.                                      550                           28,738
ING Groep N.V. (c)                                                           151                            8,296
SAFECO Corp.                                                                 550                           12,169
                                                                                                ------------------
                                                                                                           72,228
                                                                                                ------------------

   TOTAL  FINANCE                                                                                         135,212
                                                                                                ------------------


HEALTH - 6.9%
Diversified - 0.8%
American Home Products Corp.                                                 200                           11,237
                                                                                                ------------------
Drugs & Pharmaceuticals - 4.2%
Glaxo Wellcome PLC (c)                                                       600                           37,462
SmithKline Beecham PLC (c)                                                   300                           20,625
                                                                                                ------------------
                                                                                                           58,087
                                                                                                ------------------
Medical Equipment & Supplies - 1.9%
Baxter International, Inc.                                                   400                           26,100
                                                                                                ------------------

   TOTAL  HEALTH                                                                                           95,424
                                                                                                ------------------
INDUSTRIAL  MACHINERY  &  EQUIPMENT - 3.8%
Electrical Equipment - 1.4%
Thomas & Betts Corp.                                                         600                           18,525
                                                                                                ------------------

Industrial Machinery & Equipment - 2.4%
CNH Global N.V. (c)                                                        1,000                           13,500
Caterpillar, Inc.                                                            500                           19,719
                                                                                                ------------------
                                                                                                           33,219
                                                                                                ------------------

   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                              51,744
                                                                                                ------------------
MEDIA  &  LEISURE - 4.5%
Entertainment - 2.3%
News Corp. Ltd. (c)                                                          600                           30,863
                                                                                                ------------------
Lodging & Gaming - 0.7%
Cedar Fair, L.P.                                                             500                            9,500
                                                                                                ------------------
Publishing - 1.5%
McGraw-Hill Companies, Inc.                                                  400                           21,025
                                                                                                ------------------

   TOTAL  MEDIA  &  LEISURE                                                                                61,388
                                                                                                ------------------
NON-DURABLES - 5.1%
Cosmetics - 1.5%
Avon Products, Inc.                                                          500                           20,750
                                                                                                ------------------
Foods - 1.4%
Sara Lee Corp.                                                             1,300                           19,500
                                                                                                ------------------
Household Products - 2.2%
Kimberly-Clark Corp.                                                         200                           11,613
Unilever PLC (c)                                                             714                           17,761
                                                                                                ------------------
                                                                                                           29,374
                                                                                                ------------------

   TOTAL  NON-DURABLES                                                                                     69,624
                                                                                                ------------------
SERVICES - 2.6%
Miscellaneous Services - 1.1%
Dun & Bradstreet Corp.                                                       500                           15,031
                                                                                                ------------------
Services - 1.5%
Block (H&R), Inc.                                                            500                           20,906
                                                                                                ------------------

   TOTAL SERVICES                                                                                          35,937
                                                                                                ------------------
TECHNOLOGY - 6.3%
Computer Services & Software - 1.4%
SAP AG (c)                                                                   400                           19,600
                                                                                                ------------------
Communication Equipment - 1.0%
Eircom PLC (c)                                                             1,000                           13,750
                                                                                                ------------------
Electronic Business Equipment - 1.0%
Xerox Corp.                                                                  500                           13,219
                                                                                                ------------------
Electronics - 2.1%
Tektronix Inc.                                                               500                           28,938
                                                                                                ------------------
Photography & Imaging - 0.8%
Eastman Kodak Co.                                                            200                           11,275
                                                                                                ------------------

  TOTAL TECHNOLOGY                                                                                         86,782
                                                                                                ------------------
TRANSPORTATION - 2.4%
Air Delivery, Freight & Parcel Services - 2.4%
United Parcel Service, Inc. - Class B                                        500                           33,250
                                                                                                ------------------

UTILITIES - 17.9%
Electric Utility - 0.8%
Veba AG (c)                                                                  200                           10,500
                                                                                                ------------------
Natural Gas - 6.3%
BG Group PLC (c)                                                             444                           13,375
El Paso Energy Corp.                                                         800                           34,250
Transportadora de Gas del Sur S.A. (c)                                     1,500                           12,375
Williams Companies, Inc.                                                     700                           26,119
                                                                                                ------------------
                                                                                                           86,119
                                                                                                ------------------
Telephone Services - 10.8%
AT&T Corp.                                                                   450                           21,009
Bell Atlantic Corp.                                                          200                           11,775
British Telecommunications PLC (c)                                           150                           27,450
Global Crossing Ltd. (a)                                                     500                           15,750
Nippon Telegraph & Telephone Corp. (c)                                       500                           31,844
Telecom Italia S.p.A. (c)                                                    200                           28,575
VersaTel Telecom International N.V. (a) (c)                                  300                           12,131
                                                                                                ------------------
                                                                                                         148,534
                                                                                                ------------------

  TOTAL  UTILITIES                                                                                       245,153
                                                                                                ------------------

TOTAL COMMON STOCKS (Cost $1,104,802)                                                                   1,169,286
                                                                                                ------------------

                                                                    Principal
                                                                      Amount                          Value

Money Market Securities - 14.8%
Firstar Treasury Fund, 5.00% (b) (Cost $202,724)                         202,724                          202,724
                                                                                                ------------------
TOTAL INVESTMENTS - 100.0%  (Cost $1,307,526)                                                           1,372,010
                                                                                                ------------------
Other assets less liabilities - 0.0%                                                                           71
                                                                                                ------------------

TOTAL NET ASSETS - 100.0%                                                                             $ 1,372,081
                                                                                                ==================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2000.
(c) American Depository Receipt
(d) Global Shares
(e) New York Registry Shares
(f) Ordinary Shares

Carl Domino Global Equity Income Fund
Statement of Assets & Liabilities
April 30, 2000 (Unaudited)

Assets
Investment in securities, at value (cost $1,307,526)                                        $ 1,372,010
Dividends receivable                                                                              3,836
Interest receivable                                                                                 627
                                                                                    --------------------
     Total assets                                                                             1,376,473

Liabilities

Accrued investment advisory fee payable                                   $ 1,769
Payable to custodian                                                        2,623
                                                                ------------------
     Total liabilities                                                                            4,392
                                                                                    --------------------

Net Assets                                                                                  $ 1,372,081
                                                                                    ====================

Net Assets consist of:
Paid in capital                                                                             $ 1,288,880
Accumulated undistributed net investment income                                                   2,067
Accumulated net realized gain (loss) on investments                                              16,650
Net unrealized appreciation on investments                                                       64,484
                                                                                    --------------------

Net Assets, for 114,817 shares                                                              $ 1,372,081
                                                                                    ====================

Net Asset Value

Net Assets
Offering price and redemption price per share ($1,372,081 / 114,817)                            $ 11.95
                                                                                    ====================

Carl Domino Global Equity Income Fund
Statement of Operations
for the six months ended April 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                                                  $ 13,321
Interest income                                                                                                       298
                                                                                                      -------------------
Total Income                                                                                                       13,619


Expenses
Investment advisory fee                                                                     $ 10,243
Trustees' fees                                                                                   479
Withholding tax expense                                                                          135
                                                                                      ---------------
Total Expenses before Reimbursement                                                           10,857
Reimbursed expenses                                                                             (479)
                                                                                      ---------------
Total Operating Expenses                                                                                           10,378
                                                                                                       -------------------
Net Investment Income                                                                                               3,241
                                                                                                       -------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                             35,978
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                    7,379
                                                                                       ---------------
Net gain on investment securities                                                                                  43,357
                                                                                                       -------------------
Net increase in net assets resulting from operations                                                             $ 46,598
                                                                                                       ===================

Carl Domino Global Equity Income Fund
Statement of Changes In Net Assets

                                                                                 Six months               Period
                                                                                    ended                 ended
                                                                               April 30, 2000          October 31,
                                                                                 (Unaudited)             1999 (a)
                                                                              ------------------     -----------------

Increase/(Decrease) in Net Assets
Operations
  Net investment income                                                                 $ 3,241              $ 14,817
  Net realized gain (loss) on investment securities                                      35,978               (19,328)
  Change in net unrealized appreciation (depreciation)                                    7,379                57,105
                                                                              ------------------     -----------------
  Net Increase in net assets resulting from operations                                   46,598                52,594
                                                                              ------------------     -----------------
Distributions
   From net investment income                                                           (15,991)                    0
   From net realized gain                                                                     0                     0
                                                                              ------------------     -----------------
   Total Distributions                                                                  (15,991)                    0
                                                                              ------------------     -----------------
Share Transactions
  Net proceeds from sale of shares                                                            0             1,382,789
  Shares issued in reinvestment of dividends                                             15,991                     0
  Shares redeemed                                                                             0              (109,900)
                                                                              ------------------     -----------------
  Net increase in net assets resulting
  from share transactions                                                                15,991             1,272,889
                                                                              ------------------     -----------------
Total increase in net assets                                                             46,598             1,325,483

Net Assets
  Beginning of period                                                                 1,325,483                     0
                                                                              ------------------     -----------------
  End of period [including accumulated undistributed net
    investment income of $2,067 and $14,817, respectively]                          $ 1,372,081           $ 1,325,483
                                                                              ==================     =================


(a) December 31, 1998 (commencement of operations) to October 31, 1999

Carl Domino Global Equity Income Fund
Financial Highlights

                                                            Six months                 Period
                                                              ended                    ended
                                                          April 30, 2000            October 31,
                                                           (Unaudited)                1999 (a)
                                                          ---------------         -----------------
Selected Per Share Data
Net asset value, beginning of period                             $ 11.68                   $ 10.00
                                                          ---------------         -----------------
Income from investment operations
  Net investment income                                             0.03                      0.14
  Net realized and unrealized gain (loss)                           0.38                      1.54
                                                          ---------------         -----------------
Total from investment operations                                    0.41                      1.68
                                                          ---------------         -----------------
Distributions to shareholders
  From net investment income                                       (0.14)                     0.00
  From net realized gain                                            0.00                      0.00
                                                          ---------------         -----------------
Total distributions                                                (0.14)                     0.00
                                                          ---------------         -----------------

Net asset value, end of period                                   $ 11.95                   $ 11.68
                                                          ===============         =================

Total Return (b)                                                   3.59%                    16.80%

Ratios and Supplemental Data

Net assets, end of period (000)                                   $1,372                    $1,372
Ratio of expenses to average net assets                            1.52% (c)                 1.50% (c)
Ratio of expenses to average net assets
   before reimbursement                                            1.59% (c)                 1.55% (c)
Ratio of net investment income to
   average net assets                                              0.47% (c)                 1.42% (c)
Ratio of net investment income to
   average net assets before reimbursement                         0.40% (c)                 1.37% (c)
Portfolio turnover rate                                            6.49% (c)                28.34% (c)

(a) December 31, 1998  (commencement  of operations) to October 31, 1999
(b) For periods of less than a full year, total returns are not annualized
(c) Annualized

                   Carl Domino Global Equity Income Fund
                       Notes to Financial Statements
                         April 30, 2000 (Unaudited)

NOTE 1.  ORGANIZATION

     Carl Domino Global Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust) on October 28, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     At April 30, 2000, the Fund retained Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. John Wagstaff-Callahan, a partner of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended April 30, 2000, the Adviser received a fee of $10,243 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.50%. For the six months ended April 30, 2000, the Adviser reimbursed expenses of $479. There is no assurance that such reimbursement will continue in the future.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). The Administrator reduced the minimum fee to $1,250 for the six months ended April 30, 2000. There is no assurance that such arrangement will continue in the future. For the six months ended April 30, 2000, the Administrator received fees of $7,500 from the Adviser for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $6,753 for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended April 30, 2000, Unified received fees of $4,800 for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $1,288,880.

     Transactions in shares were as follows:




                                  For the six months                       For the period December 31, 1998
                                 ended April 30, 2000                        (Commencement of Operations)
                                     (Unaudited)                              through October 31, 1999

                             Shares               Dollars                       Shares           Dollars

Shares sold                      0                     $0                       123,489        $1,382,789
Shares issued in
reinvestment of              1,328                 15,991                             0                 0
distributions
Shares redeemed                  0                      0                       (10,000)         (109,900)
                            ---------          -----------                     ----------    -------------
                             1,328                $15,991                       113,489        $1,272,889
                            =========          ===========                     ==========    =============



NOTE 5.  INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $43,002 and $239,517, respectively. As of April 30, 2000, the gross unrealized appreciation for all securities totaled $183,022 and the gross unrealized depreciation for all securities totaled $118,538 for a net unrealized appreciation of $64,484. The aggregate cost of securities for federal income tax purposes at April 30, 2000 was $1,307,526.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, Carl Domino Associates, L.P., and entities the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate 100% of the Fund.

NOTE 8. SUBSEQUENT EVENT

     On April 29, 2000, a majority of shareholders of Carl Domino Global Equity Income Fund approved the selection of Northern Trust Investments, Inc. ("NTI") as the new investment adviser to the Fund, effective May 1, 2000. On that date, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment adviser, and converted Domino LP into a division of NTI known as Northern Trust Value Investors ("NT Value"). The portfolio manager of the Fund, Carl Domino, is now a portfolio manager with NT Value and will remain responsible for the day-to-day management of the Fund.

     Total votes at the shareholder meeting were as follows:

         For Approval:              114,817
         Against Approval:                0
         Abstain:                         0

Carl Domino Growth Fund
Schedule of Investments - April 30, 2000 (Unaudited)

Common Stocks - 99.8%                                                 Shares                          Value

Application Software - 16.7%
Microsoft Corp. (a)                                                        1,360                         $ 94,860
Oracle Corp. (a)                                                           1,540                          123,104
Veritas Software Corp. (a)                                                   175                           18,771
                                                                                                ------------------
                                                                                                          236,735
                                                                                                ------------------
Building Supplies - 5.4%
Home Depot, Inc.                                                           1,365                           76,525
                                                                                                ------------------

Communication Equipment - 4.7%
Lucent Technologies, Inc.                                                    600                           37,312
Tellabs, Inc. (a)                                                            540                           29,599
                                                                                                ------------------
                                                                                                           66,911
                                                                                                ------------------
Computer Services & Software - 2.8%
America Online, Inc. (a)                                                     660                           39,518
                                                                                                ------------------

Data Storage Devices - 12.9%
EMC Corp. (a)                                                              1,320                          183,398
                                                                                                ------------------

Diversified Computer Systems - 7.5%
International Business Machines, Inc.                                        290                           32,371
Sun Microsystems, Inc. (a)                                                   800                           73,550
                                                                                                ------------------
                                                                                                          105,921
                                                                                                ------------------
Diversified Electronics - 1.4%
JDS Uniphase Corp. (a)                                                       188                           19,505
                                                                                                ------------------

Drug Manufacturers - 3.8%
Johnson & Johnson                                                            360                           29,700
Schering-Plough, Inc.                                                        600                           24,188
                                                                                                ------------------
                                                                                                           53,888
                                                                                                ------------------
General Merchandise Stores - 4.0%
Wal-Mart Stores, Inc.                                                      1,030                           57,036
                                                                                                ------------------

Information Technology Services - 2.2%
Electronic Data Systems Corp.                                                454                           31,326
                                                                                                ------------------
Medical Equipment & Supplies - 5.9%
Medtronic, Inc.                                                            1,620                           84,139
                                                                                                ------------------

Networking & Communication Devices - 4.6%
Cisco Systems, Inc. (a)                                                      940                           65,168
                                                                                                ------------------

Printed Circuit Boards - 3.4%
Jabil Circuit, Inc. (a)                                                    1,180                           48,306
                                                                                                ------------------

Semiconductor - 16.5%
Altera Corp. (a)                                                             570                           58,283
Intel Corp.                                                                1,000                          126,813
Xilinx, Inc. (a)                                                             670                           49,077
                                                                                                ------------------
                                                                                                          234,173
                                                                                                ------------------
Telephone Services - 3.0%
MCI WorldCom, Inc. (a)                                                       940                           42,711
                                                                                                ------------------

Wireless Communications - 5.0%
Nokia Corp. (a) (c)                                                          760                           43,225
Vodafone Airtouch Public PLC (a) (c)                                         600                           28,200
                                                                                                ------------------
                                                                                                           71,425

                                                                                                ------------------

TOTAL COMMON STOCKS (Cost $1,077,080)                                                                   1,416,685
                                                                                                ------------------

                                                                       Principal
                                                                          Amount                          Value

Money Market Securities - 0.3%
Firstar Treasury Fund, 5.00% (b) (Cost $5,131)                             5,131                            5,131
                                                                                                ------------------

TOTAL INVESTMENTS - 100.1%  (Cost $1,082,211)                                                           1,421,816
                                                                                                ------------------
Liabilities in excess of other assets - (0.1%)                                                             (2,024)
                                                                                                ------------------
TOTAL NET ASSETS - 100.0%                                                                             $ 1,419,792
                                                                                                ==================


(a) Non-income producing
(b) Variable rate security;  the coupon rate shown  represents the rate at April 30, 2000.
(c) American Depository Receipt


Carl Domino Growth Fund                                                                  April 30, 2000
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities, at value (cost $1,082,211)                                        $ 1,421,816
Dividend receivable                                                                                  77
Interest receivable                                                                                  41
                                                                                    --------------------
     Total assets                                                                             1,421,934

Liabilities
Payable to custodian bank                                                    $ 30
Accrued investment advisory fee                                             2,112
                                                                ------------------
     Total liabilities                                                                            2,142
                                                                                    --------------------
Net Assets                                                                                  $ 1,419,792
                                                                                    ====================

Net Assets consist of:
Paid in capital                                                                             $ 1,172,485
Accumulated undistributed net investment loss                                                    (8,159)
Accumulated net realized loss on investments                                                    (84,139)
Net unrealized appreciation on investments                                                      339,605
                                                                                    --------------------
Net Assets, for 113,720 shares                                                              $ 1,419,792
                                                                                    ====================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($1,419,792 / 113,720)                           $ 12.48
                                                                                    ====================

Carl Domino Growth Fund
Statement of Operations
for the six months ended April 30, 2000
(Unaudited)

Investment Income

Dividend income                                                                                              $ 1,680
Interest income                                                                                                  285
                                                                                                  -------------------
Total Income                                                                                                   1,965

Expenses
Investment advisory fee                                                               $ 10,124
Trustees' fees                                                                             479
                                                                               ----------------
Total expenses before reimbursement                                                     10,603
Reimbursed expenses                                                                       (479)
                                                                               ----------------
Total operating expenses                                                                                      10,124
                                                                                                  -------------------
Net Investment Loss                                                                                           (8,159)
                                                                                                  -------------------

Realized & Unrealized Gain (Loss)

Net realized loss on investment securities                                             (54,408)
Change in net unrealized appreciation
   on investment securities                                                            262,569
                                                                               ----------------
Net gain on investment securities                                                                            208,161
                                                                                                  -------------------
Net increase in net assets resulting from operations                                                       $ 200,002
                                                                                                  ===================

Carl Domino Growth Fund
Statement of Changes In Net Assets

                                                                                For the six              For the
                                                                                months ended           period ended
                                                                               April 30, 2000           October 31,
                                                                                 (Unaudited)              1999 (a)
                                                                              ------------------     ------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                                                  $ (8,159)              $ (8,365)
  Net realized loss on investment securities                                            (54,408)               (21,366)
  Change in net unrealized appreciation                                                 262,569                 77,036
                                                                              ------------------     ------------------
  Net increase in net assets resulting from operations                                  200,002                 47,305
                                                                              ------------------     ------------------
Distributions
   From net investment income                                                                 0                      0
   From net realized gain                                                                     0                      0
                                                                              ------------------     ------------------
   Total Distributions                                                                        0                      0
                                                                              ------------------     ------------------
Share Transactions
  Net proceeds from sale of shares                                                       49,000              1,227,300
  Shares issued in reinvestment of dividends                                                  0                      0
  Shares redeemed                                                                             0               (103,815)
                                                                              ------------------     ------------------
  Net increase in net assets resulting
  from share transactions                                                                49,000              1,123,485
                                                                              ------------------     ------------------
Total increase in net assets                                                            249,002              1,170,790

Net Assets
  Beginning of period                                                                 1,170,790                      0
                                                                              ------------------     ------------------
  End of period [including accumulated undistributed net
    investment loss of $8,159 and $0, respectively]                                 $ 1,419,792            $ 1,170,790
                                                                              ==================     ==================

(a) December 31, 1998 (commencement of operations) to October 31, 1999

Carl Domino Growth Fund
Financial Highlights

                                                              For the six               For the
                                                              months ended            period ended
                                                             April 30, 2000           October 31,
                                                              (Unaudited)               1999 (a)
                                                            -----------------       -----------------
Selected Per Share Data                                              $ 10.70                 $ 10.00
Net asset value, beginning of period                        -----------------       -----------------
Income from investment operations:
  Net investment loss                                                  (0.07)                  (0.09)
  Net realized and unrealized gain                                      1.85                    0.79
                                                            -----------------       -----------------
Total from investment operations                                        1.78                    0.70
                                                            -----------------       -----------------
Less distributions:
  From net realized gain                                                0.00                    0.00
  From net investment income                                            0.00                    0.00
                                                            -----------------       -----------------
Total distributions                                                     0.00                    0.00
                                                            -----------------       -----------------
Net asset value, end of period                                       $ 12.48                 $ 10.70
                                                            =================       =================

Total Return (b)                                                      16.64%                   7.00%

Ratios and Supplemental Data
Net assets, end of period (000)                                       $1,420                  $1,171
Ratio of expenses to average net assets                                1.50% (c)               1.50% (c)
Ratio of expenses to average net assets
   before reimbursement                                                1.57% (c)               2.42% (c)
Ratio of net investment income (loss) to
   average net assets                                                 (1.21)%(c)              (0.99)%(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                            (1.28)%(c)              (1.91)%(c)
Portfolio turnover rate                                               50.90% (c)              34.37% (c)

(a)  December 31, 1998 (commencement of operations) to October 31, 1999
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

                           Carl Domino Growth Fund
                          Notes to Financial Statements
                           April 30, 2000 (Unaudited)

NOTE 1.  ORGANIZATION

     Carl Domino Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust") on October 28, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     At April 30, 2000, the Fund retained Carl Domino Associates, L.P. (the "Adviser") to manage the Fund's investments. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Bruce Honig is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended April 30, 2000, the Adviser received a fee of $10,124 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.50%. For the six months ended April 30, 2000, the Adviser reimbursed expenses of $479. There is no assurance that such reimbursement will continue in the future.

    The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). The Administrator reduced the minimum fee to $1,250 for the six months ended April 30, 2000. There is no assurance that such arrangement will continue in the future. For the six months ended April 30,
2000, the Administrator received fees of $7,500 from the Adviser for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $6,000 for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the six months ended April 30, 2000, Unified received fees of $4,800 for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $1,172,485.

     Transactions in shares were as follows:


                                       Six months ended        For the period December 31,1998
                                        April 30, 2000         (Commencement of Operations) to
                                         (Unaudited)                    October 31, 1999


                                      Shares     Dollars        Shares        Dollars

Shares sold                            4,316     $49,000        119,405      $1,227,300
Shares redeemed                            0           0        (10,001)       (103,815)
                                      ------     -------        --------      ----------
                                       4,316     $49,000        109,404      $1,123,485
                                     =======     =======        ========     ===========


NOTE 5.  INVESTMENTS

     For the six months ended April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $381,532 and $337,347, respectively. The gross unrealized appreciation for all securities totaled
$403,120 and the gross unrealized depreciation for all securities totaled $63,515 for a net unrealized appreciation of $339,605. The aggregate cost of securities for federal income tax purposes at April 30, 2000 was $1,082,211.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, Carl Domino Associates, L.P., and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 66% of the Fund.

NOTE 8. SUBSEQUENT EVENT

     On April 29, 2000, a majority of shareholders of Carl Domino Equity Income Fund approved the selection of Northern Trust Investments, Inc. ("NTI") as the new investment adviser to the Fund, effective May 1, 2000. On that date, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment adviser, and converted Domino LP into a division of NTI known as Northern Trust Value Investors ("NT Value"). The portfolio manager of the Fund, Carl Domino, is now a portfolio manager with NT Value and will remain responsible for the day-to-day management of the Fund.

     Total votes at the shareholder meeting were as follows:

         For Approval:              107,697
         Against Approval:                0
         Abstain:                         0

Dear Charter Shareholders:

Since we assumed management of the Marathon Value Portfolio as of March 28, 2000, this semi-annual letter only covers one month of operation and will therefore differ from your subsequent letters in both content and form. In form, we are copying the reports for this period instead of printing them, as we will in the future. Thereby saving some money on printing costs for this initial period. In content, we will be briefer due to the short term of operation. The fund has expanded substantially since the date of the accompanying statements.

We have approached this decade with optimism. Today's climate reflects the uneven stock market of the last two years where the majority of stocks on the New York Stock Exchange have languished while a new group of "nifty fifty" stocks, heavily weighted in the averages, have flourished. There exists an important distinction between market losses due to fluctuations in prices and permanent loss of capital. Any share price, even that of a company that is "undervalued", can decline over a period of time. But in the absence of a distinct deterioration in a company's business, it will not prove lasting. If, however, investments are made without regard to sound valuation or for reasons of speculation, permanent loss of capital can result. Likewise, a balanced, diversified portfolio may suffer temporary loss of value, but permanent damage will occur to portfolios that lack diversification or proper balance. Marathon Value Portfolio currently contains about thirty-five companies. We were able to capitalize on recent market declines, which enabled us to buy such stocks as Coca-Cola at $45.75 and Merck at $69.50.

Unlike managing individual accounts where absolute performance is more important to most of you rather than relative performance, the MVP fund performance will be compared to the S & P 500. In our year-end report, we look forward to reporting meaningful performance results and comparisons. We believe that Marathon Value Portfolio will grow as it continues to prove itself a sound way to invest in the stock market.

To check the fund price (NAV) of Marathon Value Portfolio you can call the toll-free number at Unified Fund Services 1-800-788-6086. Family and friends can request additional prospectus also by calling the same toll-free number. For those clients in the Atlanta area, the price is also updated daily on the Spectrum Advisory Services phone number 770-393-8725. Additional information about Marathon can be obtained from the Spectrum Advisory web site: www.spectrumadvisory.com.

Like all mutual funds, we will eventually do some advertising - in our case, without expense to the shareholders. However, to date we have relied on word-of-mouth advertising from our current investors and for that we are thankful and greatly appreciate your efforts.

Sincerely,




Marc S. Heilweil
Portfolio Manager

Marathon Value Portfolio
Schedule of Investments - April 30, 2000 (Unaudited)

Common Stocks - 44.7%                                      Shares                      Value

Aerospace Defense - 2.3%
Spacehab, Inc. (a)                                             3,000                     $ 15,375
                                                                                    ---------------
Beverages & Bottling - 2.1%
Coca-Cola Co.                                                    300                       14,119
                                                                                   ---------------
Capital Goods - 5.4%
Dionex Corp. (a)                                               1,000                       36,375
                                                                                  ---------------
Chemicals - 7.4%
Cabot Corp.                                                    1,200                       32,400
International Flavors & Fragrance, Inc.                          500                       17,250
                                                                                   ---------------
                                                                                           49,650
                                                                                   ---------------
Distribution - Food & Health - 3.3%
Cardinal Health, Inc.                                            400                       22,050
                                                                                   ---------------
Electric Equipment - 7.8%
Cooper Industries, Inc.                                          900                       30,881
Emerson Electric Co.                                             400                       22,000
                                                                                   ---------------
                                                                                           52,881
                                                                                   ---------------
Foods - 2.7%
Tootsie Roll Industries, Inc.                                    600                       18,488
                                                                                   ---------------
Lodging - Hotels - 3.2%
Host Marriott LP                                               2,000                       21,250
                                                                                   ---------------
Railroads - 2.5%
CSX Corp.                                                        800                       16,750
                                                                                   ---------------
Real Estate - 3.6%
Trizec Hahn Corp.                                              1,500                       24,375
                                                                                  ---------------
Retail-Food Chains - 2.0%
Weis Markets, Inc.                                               400                       13,350
                                                                                   ---------------
Shipping - 2.4%
Kirby Corp. (a)                                                  800                       16,500
                                                                                   ---------------
TOTAL COMMON STOCKS (Cost $288,160)                                                       301,163
                                                                                   ---------------


                                                          Principal
                                                           Amount                      Value

MONEY MARKET SECURITIES - 62.8%
Firstar Treasury Fund, 5.00% (b) (Cost $423,560)             423,560                    $ 423,560
                                                                                   ---------------
TOTAL INVESTMENTS - 107.5% (Cost $711,720)                                                724,723
                                                                                   ---------------
Liabilities in excess of Other Assets - (7.5%)                                            (50,459)
                                                                                   ---------------
TOTAL NET ASSETS - 100.0%                                                               $ 674,264
                                                                                   ===============


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2000.

Securities Sold Short April 30, 2000                       Shares                      Value

Nasdaq-100 Trust, Series (Proceeds of short sale $35,599)    400                      37,800
                                                                                   ===============

Marathon Value Portfolio                                                      April 30, 2000
Statement of Assets & Liabilities (Unaudited)


Assets
Investment in securities, at value (cost $711,720)                                 $ 724,723
Interest receivable                                                                    1,010
Receivable for fund shares sold                                                       35,000
Receivable for securities sold                                                        35,599
                                                                              ---------------
     Total Assets                                                                    796,332

Liabilities
Accrued investment Advisory fee payable                               1,094
Payable to custodian bank                                            16,040
Payable for securities purchased                                     67,126
Securities sold short (cost $35,599)                                 37,800
Accrued trustee fees                                                      8
                                                             ---------------
     Total Liabilities                                                               122,068
                                                                              ---------------

Net Assets                                                                         $ 674,264
                                                                              ===============

Net Assets consist of:
Paid in capital                                                                    $ 828,096
Accumulated net investment loss                                                       (1,977)
Accumulated net realized loss on security transactions                              (150,311)
Accumulated net realized loss on options transactions                                (12,345)
Net unrealized appreciation on investments                                            10,801
                                                                              ---------------

Net Assets, for 68,874 shares                                                      $ 674,264
                                                                              ===============

Net Asset Value

Net Assets
Offering price and redemption price per share  ($674,264/68,874)                    $ 9.79
                                                                              ===============


Marathon Value Portfolio
Statement of Operations for six months ended April 30, 2000 (Unaudited)

Investment Income
Dividend income                                                                     $ 4,749
Interest income                                                                       9,322
                                                                           -----------------
Total Income                                                                         14,071


Expenses
Investment advisory fee                                         $ 16,024
Trustees' fees                                                     1,992
                                                          ---------------
Total expenses before reimbursement                               18,016
Reimbursed expenses                                               (1,984)
                                                          ---------------
Total operating expenses                                                             16,032
                                                                           -----------------
Net Investment Loss                                                                  (1,961)
                                                                           -----------------

Realized & Unrealized Gain
Net realized gain on securities transactions                     187,603
Net realized loss on options transactions                        (70,563)
Change in net unrealized depreciation
  on investment securities                                       (36,487)
                                                          ---------------
Net gain on investment securities                                                    80,553
                                                                           -----------------
Net increase in net assets resulting from operations                               $ 78,592
                                                                           =================

Marathon Value Portfolio
Statement of Changes in Net Assets

                                                                Six months
                                                                  ended               Year
                                                                 April 30             ended
                                                                   2000            October 31,
                                                               (Unaudited)            1999
                                                              ---------------     --------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                               $ (1,961)          $ (2,713)
  Net realized gain (loss) on investment securities                  187,603            (79,076)
  Net realized gain (loss) on options transactions                   (70,563)            39,468
  Change in net unrealized appreciation (depreciation)               (36,487)           352,742
                                                              ---------------     --------------
  Net increase in net assets resulting from operations                78,592            310,421
                                                              ---------------     --------------
Distributions to shareholders
   From net investment income                                              0             (6,342)
   From net realized gain                                                  0                  0
                                                              ---------------     --------------
   Total distributions                                                     0             (6,342)
                                                              ---------------     --------------
Share Transactions
  Net proceeds from sale of shares                                   662,256            617,317
  Shares issued in reinvestment of distributions                           0              6,329
  Shares redeemed                                                 (4,182,678)           (70,282)
                                                              ---------------     --------------
Net increase(decrease) in net assets resulting
  from share transactions                                         (3,520,422)           553,364
                                                              ---------------     --------------
  Total increase(decrease) in net assets                          (3,441,830)           857,443

Net Assets
  Beginning of period                                              4,116,094          3,258,651
                                                              ---------------     --------------
  End of period [including accumulated net investment
    loss of $1,977 and $16, respectively]                          $ 674,264        $ 4,116,094
                                                              ===============     ==============

Marathon Value Portfolio
Financial Highlights

                                               Six months
                                                 ended               Year              Period
                                                April 30            ended               ended
                                                  2000           October 31,         October 31,
                                              (Unaudited)            1999             1998 (a)
                                              -------------      -------------      --------------
Selected Per Share Data
Net asset value, beginning of period                $ 9.23             $ 8.48             $ 10.00
                                              -------------      -------------      --------------
Income from investment operations
  Net investment income(loss)                        (0.01)             (0.01)               0.02
  Net realized and unrealized gain (loss)             0.57               0.78               (1.54)
                                              -------------      -------------      --------------
Total from investment operations                      0.56               0.77               (1.52)
                                              -------------      -------------      --------------
Less Distributions
  From net investment income                          0.00              (0.02)               0.00
  From realized gain                                  0.00               0.00                0.00
  Return of capital                                   0.00               0.00                0.00
                                              -------------      -------------      --------------
Net asset value, end of period                      $ 9.79             $ 9.23              $ 8.48
                                              =============      =============      ==============

Total Return (b)                                  5.04% (d)             9.04%              (15.20)%

Ratios and Supplemental Data
Net assets, end of period (000)                       $674             $4,116              $3,259
Ratio of expenses to average net assets              1.47% (c)          1.48%               1.47% (c)
Ratio of expenses to average net assets
   before reimbursement                              1.65% (c)          1.51%               1.50% (c)
Ratio of net investment income (loss) to
   average net assets                               (0.18)%(c)         (0.07)%              0.36% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement          (0.36)%(c)         (0.11)%              0.33% (c)
Portfolio turnover rate                             94.66% (c)        140.37%              61.04% (c)


(a) March 12,  1998  (commencement  of  operations)  to October 31, 1998
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized
(d) Due to a change in advisor the total return of the fund reflects the return generated by the current advisor since March 28, 2000.

                           Marathon Value Portfolio
                          Notes To Financial Statements
                           April 30, 2000 (Unaudited)

NOTE 1.  ORGANIZATION

     Marathon Value Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on December 29, 1997 and commenced operations on March 12, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year. The Fund has loss carryforwards of $279,696 at October 31, 1999; $39,608 expiring in 2007 and $240,088 expiring in 2006.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Prior to March 28, 2000 the Fund retained Burroughs & Hutchinson, Inc. (the "Predecessor Advisor") to manage the Fund's investments. Mark Matsko, the Fund's portfolio manager, was primarily responsible for the day-to-day management of the Fund's portfolio. Effective March 28, 2000, the Fund retained Spectrum Advisory Services, Inc. (the "Advisor") to manage the Fund's investments. Marc
S. Heilweil, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all expenses of the Fund except brokerage commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Predecessor Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.48% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period March 28, 2000 through April 30, 2000, the Advisor received a fee of $340 from the Fund. For the period November 1, 1999 through March 7, 2000, the Predecessor Advisor received a fee of $15,684 from the Fund. The Predecessor Advisor voluntarily agreed to reimburse other expenses for the period ended March 7, 2000 to the extent necessary to maintain total operating expenses at the rate of 1.48%. For the period November 1, 1999 through March 7, 2000, the Predecessor Advisor reimbursed expenses of $1,984.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2000 the Administrator received fees of $7,500 from the Predecessor Advisor and the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended April 30, 2000, Unified received fees of $5,096 from the Predecessor Advisor and the Advisor for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended April 30, 2000, Unified received fees of $4,000 from the Predecessor Advisor and the Advisor for fund accounting services provided to the Fund.

    The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the six months ended April 30, 2000. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of April 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at April 30, 2000 was $828,096.

Transactions in shares were as follows:

                                  Six months ended                    Year ended
                               April 30, 2000 (Unaudited)       October 31, 1999

                               Shares        Dollars             Shares         Dollars
Shares sold                    68,874        $662,256            69,009        $617,317
Shares issued in
reinvestment of
dividends                           0               0               718           6,329
Shares redeemed
                             (446,066)     (4,182,678)           (7,846)        (70,282)
                             ---------     -----------          --------       --------
                             (377,192)    ($3,520,422)           61,881        $553,364
                             ========     ============          ========       ========


NOTE 5. INVESTMENTS

     For the six months end April 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $775,313 and $4,286,996, respectively. As of April 30, 2000, the gross unrealized appreciation for all securities totaled $15,262 and the gross unrealized depreciation for all securities totaled $4,461 for a net unrealized appreciation of $10,801. The aggregate cost of securities for federal income tax purposes at April 30, 2000, was $711,720.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor nor the Predecessor Advisor is a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2000, Charles Schwab & Co. owned of record, in aggregate, more than 36% of the Fund.

NOTE 8. CALL OPTIONS WRITTEN

Transactions in options written during the six months ended April 30, 2000 were as follows:

                                                                       Number of          Premiums
                                                                       Contracts          Received

 Options outstanding at October 31, 1999                                     25            $18,312
 Options terminated in closing purchase transactions                        (25)           (18,312)
                                                                       ---------           --------
 Options outstanding at April 30, 2000                                        0            $     0
                                                                       =========           ========